Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of stock option and RSU transactions [Table Text Block]
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2019	3,458,805	11.95	16,657	68,000	183	16,840
Granted	50,000	17.72	168	140,100	274	442
Exercised option or vested RSU	(503,831)	10.38	(2,333)	(68,000)	(1,051)	(3,384)
Expired	(1,824)	6.30	(33)	-	-	(33)
Amortized value of stock-based compensation	-	-	4,087	-	868	4,955
Outstanding at December 31, 2019	3,003,150	12.32	18,546	140,100	274	18,820

Exercisable at December 31, 2019	911,816

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2018	3,618,509	11.34	15,758	127,750	791	16,549
Granted	618,000	15.58	372	68,000	183	555
Exercised option or vested RSU	(777,704)	12.00	(3,377)	(127,750)	(1,510)	(4,887)
Amortized value of stock-based compensation	-	-	3,904	-	719	4,623
Outstanding at December 31, 2018	3,458,805	11.95	16,657	68,000	183	16,840

Exercisable at December 31, 2018	1,208,306

Schedule of options outstanding [Table Text Block]
	Options Outstanding		Options Exercisable
	Number	Remaining	Number
Exercise price	outstanding	contractual life	Exercisable
$9.00	425,000	4 months	-
$11.13	245,000	1 year	245,000
$13.52	100,000	1 year 3 months	100,000
$17.16	50,000	1 year 5 months	-
$17.14	50,000	1 year 5 months	50,000
$10.45	849,164	2 years	299,164
$13.14	600,001	3 years	198,334
$16.94	50,000	3 years 10 months	-
$15.46	568,000	4 years	3,333
$17.72	50,000	4 years 6 months	-
$6.30	15,985	2 months to 1 year 2 months	15,985
	3,003,150		911,816

Schedule of fair value of options granted assumptions [Table Text Block]
	2019	2018
Dividend yield	Nil	Nil
Expected volatility	54%	55 - 57%
Risk-free rate of return	1.40%	1.40 -2.38%
Expected life of options	5 year	4.5 - 5 year